[PHOTO OF HUDSON TOWN HALL OMITTED]

ARMADA FUNDS TAX EXEMPT SERIES

ANNUAL REPORT
MAY 31, 1998

ARMADA OHIO TAX EXEMPT FUND
ARMADA PENNSYLVANIA MUNICIPAL FUND
ARMADA NATIONAL TAX EXEMPT FUND

[ARMADA FUNDS LOGO OMITTED]
FINANCIAL POWER CLOSE AT HAND

ARMADA FUNDS
TAX EXEMPT SERIES

ANNUAL REPORT -- MAY 31, 1998

ARMADA OHIO TAX EXEMPT FUND

ARMADA PENNSYLVANIA MUNICIPAL FUND

ARMADA NATIONAL TAX EXEMPT FUND


TABLE OF CONTENTS
Chairman's Message ........................................................  1
Tax Exempt Market Overview ................................................  3
FUND OVERVIEWS
   Armada Ohio Tax Exempt Fund ............................................  4
   Armada Pennsylvania Municipal Fund .....................................  6
   Armada National Tax Exempt Fund ........................................  8
STATEMENT OF NET ASSETS AND FINANCIAL HIGHLIGHTS
   Armada Ohio Tax Exempt Fund ............................................ 11
   Armada Pennsylvania Municipal Fund ..................................... 22
   Armada National Tax Exempt Fund ........................................ 26
FINANCIAL STATEMENTS
   Statement of Operations ................................................ 30
   Statement of Changes in Net Assets ..................................... 31
NOTES TO FINANCIAL STATEMENTS ............................................. 32
REPORT OF INDEPENDENT AUDITORS ............................................ 38

--------------------------------------------------------------------------------
[BULLET] SHARES OF ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, THEIR AFFILIATES OR ANY BANK.
[BULLET] SHARES OF ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
[BULLET] AN INVESTMENT IN ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
[BULLET] PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with National City Bank and is not a bank.
--------------------------------------------------------------------------------

CHAIRMAN'S MESSAGE

DEAR ARMADA FUNDS SHAREHOLDER:

   We are pleased to report that the year ended May 31, 1998, was a good one for both the economy and financial markets as well as for Armada Funds. With our economy's solid growth and low inflationary pressures, stocks posted dramatic increases and the fixed income markets gained ground as well. Despite volatility in the financial markets, enthusiasm for investing continued unabated. Many investors chose to invest in Armada Funds with the result that our assets rose by 37%, increasing from $5.4 billion at the start of the year, to $7.4 billion on May 31, 1998.
   On March 31, 1998, the merger of National City Corporation and First of America Bank Corporation was successfully completed. As a direct result of the merger our funds will be advised and managed by a larger team of investment professionals. The depth and breadth of expertise and experience this team brings to our funds will enhance our ability to meet our clients' objectives.

NEW PRODUCT OFFERINGS

   In the Spring we added two new funds -- the Armada National Tax Exempt Fund and the Armada Tax Managed Equity Fund. These new funds, plus three additional equity funds added during the first half of the year, further enhance the range of investment opportunities within the Armada Family of Funds.
   We also have launched the Armada Plus 401(k) program--a comprehensive plan designed to provide employees of smaller companies with the complete range of benefits traditionally only enjoyed by the larger tax deferred 401(k) plan sponsors. The program is a turnkey package--offering employers a solid plan that combines Armada Funds with comprehensive, affordable plan administration and recordkeeping.

CHAIRMAN'S MESSAGE

   If you would like more information about our newest offerings, the Armada National Tax Exempt and Tax Managed Equity funds or the Armada Plus 401(k) program, or a prospectus for any of the Armada Funds, please call your account representative or 1-800-622-FUND (3863). You also can find us on the WorldWide Web at WWW.NATIONAL-city.com. Click INVEST IT! for Armada Funds information.
   Finally, we would like to thank you for your continued confidence in us.
We look forward to providing you with superior investment management and service to meet your investment needs now and in the future.

Sincerely,


/S/ SIGNATURE
Robert D. Neary
Chairman
Armada Funds

TAX EXEMPT MARKET OVERVIEW
REMARKS FROM THE ADVISERS

"GENERALLY, MUNICIPAL BALANCE SHEETS ARE THE STRONGEST THEY'VE BEEN IN SOME 25 YEARS."

   Unlike other sectors of the fixed income markets, the municipal markets were fairly active over the course of the year ended May 31, 1998. Throughout the period, anticipation of interest rate hikes by the Fed, fears regarding inflation and rumors circulating concerning the situation in Asia kept investors on edge. Nonetheless, the year was a good one for municipal investors as throughout the period, municipals were cheap relative to U.S. Treasuries and attractive opportunities were plentiful.
   Moreover, due to the strength of the economy, municipal balance sheets across the country strengthened -- and at the end of the period, the vast majority were in the best shape they've been in for more than 25 years. Given the overwhelmingly positive news on this front, however, credit spreads narrowed throughout the period. Consequently, while in the short-term, lower quality securities offered some opportunity to enhance yield, longer term, the premiums paid for the assumption of additional risk grew less and less attractive as the year went on.
   Clearly, however, the environment was and continues to be about as good as it can ever get: our economy is growing steadily, inflation is benign, a balanced budget is in sight, and municipal balance sheets are very strong. In short, nothing lasts forever -- and while there seems to be little to worry about, there are reasons for caution. If the GM strike were to continue indefinitely, eventually numerous municipalities could be effected. Eventually, too, our government, corporations and markets will experience some fallout from the situation in Asia. Even more specifically, deregulation of the electric utility industry -- while out of the headlines now -- will happen and will effect muni markets nationwide.
   That said, however, we are very positive in our outlook for municipal securities in the months and years ahead, particularly for higher quality issues. While the direction of rates in the very near-term is unclear, longer term we do believe they will eventually move lower. Even if rates do not drop dramatically, much as the equity markets benefited as the baby boomers have sought to amass wealth, the municipal markets should benefit in the years ahead as this generation seeks to preserve wealth.

ARMADA OHIO TAX EXEMPT FUND OVERVIEW
COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
  FIXED INCOME TEAM,
  NATIONAL CITY'S
  ASSET MANAGEMENT GROUP

FUND'S DATE OF INCEPTION:
JANUARY 5, 1990 (INSTITUTIONAL SHARES)
APRIL 15, 1991 (RETAIL SHARES)

ASSETS:
$165,395,438 (INSTITUTIONAL SHARES)
$4,037,305 (RETAIL SHARES)

INVESTMENT OBJECTIVE:
PROVIDE AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, FROM OHIO PERSONAL INCOME TAX, AS IS CONSISTENT WITH CONSERVATION OF CAPITAL.


RECENT PERFORMANCE
   For the year ended May 31, 1998, the Armada Ohio Tax-Exempt Fund returned 7.43% to Institutional shareholders and 7.39% to Retail shareholders (before sales charges). By comparison, in the same period, the Lehman Brothers Seven-Year Municipal Bond Index returned 8.06%.
   Throughout the period, as interest rates dropped, many investors sought to enhance yield by pursuing lower quality securities. As a result, stronger credits, like those from Ohio, lagged the overall market. Yet, as noted earlier, as the year moved along, credit spreads narrowed -- e.g. the premiums paid by lower quality securities decreased throughout the year. The risk levels, however, remained the same. Consequently, because the Fund's quality standards are strictly maintained, performance was impacted in the short-term.

FUND STRUCTURE
   The Armada Ohio Tax Exempt Fund has an average maturity of approximately 6.75 years and an effective duration of 5.6 years. The average credit quality of the portfolio's holdings is AA1. As of May 31, 1998, approximately 45% of the portfolio's assets were invested in general obligation securities, with the remainder held in revenue issues such as higher education, sewer and water issues.

LOOKING AHEAD
   We expect the months ahead to be good ones for the Ohio municipal market. While nothing has been resolved on the school funding situation, nothing is likely to happen prior to November elections. Moreover, the same situation has been confronted and dealt with in other states like Michigan in the last two or three years. Ultimately, there -- and we expect, eventually, here -- the matter must be settled. And, when it is, it will be resolved with less turmoil than originally anticipated by governments, tax-payers and investors.
   As a result, we're optimistic about the Fund's prospects in both the short-term and long-term. As of May 31, 1998, the Fund was widely diversified, with holdings in municipalities across the state. No more than 5% of the portfolio's assets were invested in any one issue.

ARMADA OHIO TAX EXEMPT FUND OVERVIEW
COMMENTS FROM THE MANAGER

"WHILE NOTHING HAS BEEN RESOLVED ON THE SCHOOL FUNDING SITUATION, NOTHING IS LIKELY TO HAPPEN PRIOR TO NOVEMBER ELECTIONS."

-------------------------------------------------------------------------------------------
                          TOTAL RETURNS as of 05/31/98
-------------------------------------------------------------------------------------------
                                      One   Annualized Annualized  Annualized   Cumulative
                                      Year    3-Year     5-Year   Inception to Inception to
                                     Return   Return     Return       Date2        Date2
-------------------------------------------------------------------------------------------
  Armada Ohio Tax Exempt Fund
  Institutional Shares1               7.43%    6.05%      5.39%       6.06%       63.90%
-------------------------------------------------------------------------------------------
  Armada Ohio Tax Exempt Fund
  Retail Shares With Sales Charge4    4.21%    4.97%      4.76%       5.72%       48.63%
                Without Sales Charge  7.39%    6.03%      5.39%       6.17%       53.19%
-------------------------------------------------------------------------------------------

            Past performance is not predictive of future performance.
                         GROWTH OF A $10,000 INVESTMENT3

[LINE GRAPH OMITTED]
       Armada Ohio Tax  Armada Ohio Tax  Lehman Brothers
         Exempt Fund       Exempt Fund     Seven-Year
        Institutional    (Retail Shares    Municipal
            Shares)    with sales charge)  Bond Index
12/31/89                                     $10,000
1/5/90    $10,000            $9,700           10,000
May-1990   10,054             9,752           10,188
May-1991   10,795            10,430           11,207
May-1992   11,463            11,080           12,215
May-1993   12,604            12,216           13,495
May-1994   12,892            12,496           13,939
May-1995   13,744            13,326           15,076
May-1996   14,343            13,905           15,776
May-1997   15,257            14,793           16,857
May-1998   16,390            15,886           18,217

1 INSTITUTIONAL SHARES ARE SOLD PRIMARILY TO BANKS AND TRUST COMPANIES WHICH ARE AFFILIATED WITH NATIONAL CITY CORPORATION AND CLIENTS OF NATIONAL ASSET MANAGEMENT CORPORATION ("NAM"). CERTAIN ACCOUNT LEVEL CHARGES MAY APPLY.
2 THE ARMADA OHIO TAX EXEMPT FUND'S DATE OF INCEPTION WAS JANUARY 5, 1990 FOR INSTITUTIONAL SHARES AND APRIL 15, 1991 FOR RETAIL SHARES.
3 THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
4 PERFORMANCE CALCULATED BASED ON THE MAXIMUM FRONT-END SALES CHARGE IN EFFECT AT MAY 31, 1998 OF 3.0%.

ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW
COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
  FIXED INCOME TEAM,
  NATIONAL CITY'S
  ASSET MANAGEMENT GROUP

FUND'S DATE OF INCEPTION:
AUGUST 10, 1994 (INSTITUTIONAL SHARES)
SEPTEMBER 11, 1996 (RETAIL SHARES)

ASSETS:
$38,753,138 (INSTITUTIONAL SHARES)
$124,897 (RETAIL SHARES)

INVESTMENT OBJECTIVE:
PROVIDE CURRENT INCOME EXEMPT FROM BOTH REGULAR FEDERAL INCOME AND PENNSYLVANIA PERSONAL INCOME TAXES WHILE PRESERVING CAPITAL.

PERFORMANCE
   For the year ended May 31, 1998, the Armada Pennsylvania Tax-Exempt Fund returned 6.95% to Institutional shareholders and 6.84% to Retail shareholders (before sales charges). By comparison, on the same period, the Lehman Brothers Seven-Year Municipal Bond Index returned 8.06%.
   Benefiting from a strong economy, the balance sheets of municipalities across the state strengthened over the course of the year. As happened across the country, however, quality spreads narrowed in Pennsylvania. As a result, while lower quality securities did offer some yield enhancement opportunity, the premiums were not high enough to warrant loosening credit quality standards. Consequently, because the portfolio's high quality standards were maintained, performance lagged the industry average.
FUND STRUCTURE
   Over the course of the year ended May 31, 1998, the Fund's average duration was lengthened slightly, moving out from 5.0 years at the start of the period to approximately 5.6 years at the period's end. This was achieved without compromising the portfolio's quality standards. As of May 31, 1998, approximately 75% of the issues held in the portfolio were rated AAA by one or more of the major rating agencies.
LOOKING AHEAD
   While some of the effects of the Devon Capital situation are still rippling through the marketplace, the Fund was not adversely impacted like others of its kind -- due primarily to solid security selection in the past year. In the year ahead, while we are optimistic about the prospects for the Pennsylvania muni market, we expect to remain vigilant.
   With strong balance sheets, municipalities will find their issues attractive to a wide range of investors. No matter how enthusiastic the marketplace, however, we will continue to seek out and capitalize on only the most attractive opportunities, e.g., high quality issues with solid structures and non-callable or beneficial call features.

ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW
COMMENTS FROM THE MANAGER

--------------------------------------------------------------------------------
                          TOTAL RETURNS as of 05/31/98
--------------------------------------------------------------------------------
                                      One   Annualized  Annualized   Cumulative
                                     Year     3-Year   Inception to Inception to
                                    Return    Return2      Date2      Date2
--------------------------------------------------------------------------------
  Armada Pennsylvania Municipal Fund
  Institutional Shares1              6.95%     5.45%       5.67%      23.33%
--------------------------------------------------------------------------------
  Armada Pennsylvania Municipal Fund
  Retail Shares With Sales Charge4   3.60%     4.34%       4.73%       8.26%
                Without Sales Charge 6.84%     5.39%       6.59%      11.58%
--------------------------------------------------------------------------------

            Past performance is not predictive of future performance.
                         GROWTH OF A $10,000 INVESTMENT3

[LINE GRAPH OMITTED]
          Armada Pennsylvania      Armada Pennsylvania      Lehman Brothers
            Municipal Fund)      Municipal Fund (Retail       Seven-Year
        (Institutional Shares)     Shares with charge)      Municipal Index
7/31/94                                                         $10,000
8/10/94        $10,000                  $9,700                   10,000
May-1995        10,518                  10,203                   10,685
May-1996        10,858                  10,532                   11,181
May-1997        11,532                  11,178                   11,946
May-1998        12,334                  11,942                   12,910

1 INSTITUTIONAL SHARES ARE SOLD PRIMARILY TO BANKS AND TRUST COMPANIES WHICH ARE AFFILIATED WITH NATIONAL CITY CORPORATION AND CLIENTS OF NATIONAL ASSET MANAGEMENT CORPORATION ("NAM"). CERTAIN ACCOUNT LEVEL CHARGES MAY APPLY.
2 THE ARMADA PENNSYLVANIA MUNICIPAL FUND'S DATE OF INCEPTION WAS AUGUST 10, 1994 FOR INSTITUTIONAL SHARES AND SEPTEMBER 11, 1996 FOR RETAIL SHARES. THE ANNUALIZED 3-YEAR RETURN OF THE RETAIL SHARES INCLUDES INFORMATION FROM THE COMMENCEMENT OF OPERATIONS OF THE INSTITUTIONAL SHARES, RATHER THAN THE DATE RETAIL SHARES WERE INTRODUCED. THE PERFORMANCE OF THE RETAIL SHARES PRIOR TO THEIR INTRODUCTION DATE DOES NOT REFLECT SHAREHOLDER SERVICING FEES, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE QUOTED FOR SUCH PERIODS.
3 THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
4 PERFORMANCE CALCULATED BASED ON THE MAXIMUM FRONT-END SALES CHARGE IN EFFECT AT MAY 31, 1998 OF 3.0%.

ARMADA NATIONAL TAX EXEMPT FUND OVERVIEW
COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
  FIXED INCOME TEAM,
  NATIONAL CITY'S
  ASSET MANAGEMENT GROUP

FUND'S DATE OF INCEPTION:
APRIL 9, 1998 (INSTITUTIONAL SHARES)

ASSETS:
$80,259,000 (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE:
PROVIDE AS HIGH A LEVEL OF CURRENT INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH RELATIVE STABILITY OF PRINCIPAL.

FUND'S OBJECTIVE
   Opened to investors on April 9, 1998, the Fund seeks to provide its investors with as high level of current interest income exempt from regular federal income tax as is consistent with relative stability of principal. To this end, the Fund invests at least 80% of its assets in municipal bonds and anticipates that these securities will normally be in the intermediate range, with average remaining maturities of 20 years or less. For more information or a prospectus, please call us at 1-800-622-FUND(3863).

RECENT PERFORMANCE
   Prior to April 9,1998, the Fund was in operation and known as the National City Personal Trust Tax Exempt Fund. Over the course of the year ended May 31, 1998, it produced a total return of 7.69%, versus its benchmark, the Lehman Ten-Year Municipal Index which posted a return of 9.27% over the same period. During the seven weeks between its opening to investors, and May 31, 1998, the Fund advanced 1.6%.

FUND STRATEGY
   The year past was an interesting one in the municipal markets. As the economy continued to grow and interest rates dropped, municipal balances sheets nationwide strengthened -- in fact, many saw their first surpluses in decades. As a result, lower quality securities with higher coupons experienced new-found popularity as many investors sought to enhance yield by pursuing lower quality securities. Stronger credits lagged the market overall. But, by the period's end, credit spreads between high and low quality securities were extremely narrow. Consequently, because the Fund's credit quality standards are high -- and were strictly maintained over the course of the year -- performance was affected, but only slightly and over the short-term.

FUND STRUCTURE
   Currently, the Armada National Tax Exempt Fund has an average duration some 5% longer than the industry benchmark. The average credit quality of the portfolio's holdings is AAA. As of May 31, 1998, approximately 59% of the portfolio's assets were invested in general obligation securities, with the remainder held in state agency and hospital-related issues. Widely diversified, the portfolio has holdings in over 20 states. No more than 5% of the Fund's assets are invested in any one issue.

ARMADA NATIONAL TAX EXEMPT FUND OVERVIEW
COMMENTS FROM THE MANAGER

LOOKING AHEAD
   Currently, municipal balance sheets are in their best shape in decades. In short, the environment is about as positive as it could be, and more importantly, as it ever gets -- and nothing lasts forever. That said, however, we are optimistic about the municipal markets in the months and years ahead, particularly for higher quality issues. Long-term, interest rates are expected to trend lower. Moreover, as the baby boomer generation ages, the demand for municipal securities is expected to increase.

ARMADA NATIONAL TAX EXEMPT FUND OVERVIEW
COMMENTS FROM THE MANAGER

-------------------------------------------------------------------------------------------------
                                TOTAL RETURNS as of 05/31/98
-------------------------------------------------------------------------------------------------
                               One   Annualized Annualized Annualized  Annualized    Cumulative
                               Year    3-Year     5-Year     10-Year  Inception to  Inception to
                              Return   Return     Return     Return       Date2        Date2
-------------------------------------------------------------------------------------------------
  Armada National Tax Exempt Fund
  Institutional Shares1        7.69%    4.15%      4.28%      6.55%        7.27%        164.04%
-------------------------------------------------------------------------------------------------

            Past performance is not predictive of future performance.
                         GROWTH OF A $10,000 INVESTMENT3

[LINE GRAPH OMITTED]
             Armada National           Armada National      Lehman Ten-Year
             Tax Exempt Fund       Tax Exempt Fund (Retail     Municipal
         (Institutional Shares)   Shares with sales charge)      Index
May-1988        $10,000                     $9,525              $10,000
May-1989         11,055                     10,530               10,982
May-1990         11,614                     11,063               11,789
May-1991         12,362                     11,775               13,014
May-1992         13,421                     12,783               14,223
May-1993         15,289                     14,563               15,974
May-1994         15,432                     14,700              16,519
May-1995         16,692                     15,899               18,002
May-1996         16,615                     15,826               18,854
May-1997         17,509                     16,677               20,394
May-1998         18,855                     17,960               22,284

1 INSTITUTIONAL SHARES ARE SOLD PRIMARILY TO BANKS AND TRUST COMPANIES WHICH ARE AFFILIATED WITH NATIONAL CITY CORPORATION AND CLIENTS OF NATIONAL ASSET MANAGEMENT CORPORATION ("NAM"). CERTAIN ACCOUNT LEVEL CHARGES MAY APPLY.
2 THE ARMADA NATIONAL TAX EXEMPT FUND'S DATE OF INCEPTION WAS APRIL 9, 1998 FOR INSTITUTIONAL SHARES. THE PERFORMANCE OF THE INSTITUTIONAL SHARES INCLUDES PERFORMANCE OF A PREDECESSOR COMMON FUND.
3 THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- 98.4%
OHIO -- 97.8%
  Akron Economic Development
   Revenue Bond
     5.75% ..............12/01/09 $1,680     $ 1,858
     6.00% ..............12/01/12    935       1,057
  Akron GO
    10.50% ..............12/01/99    100         110
     6.00% ..............12/01/12  1,000       1,120
  Akron Sewer System Revenue Bond
     5.65% ..............12/01/08    560         610
     5.50% ..............12/01/11  1,035       1,119
  Akron Waterworks GO
     5.15% ..............03/01/01    500         514
     4.90% ..............03/01/08  1,500       1,545
  Allen County GO
     4.95% ..............12/01/04    500         519
  Archbold Area School District GO,
   Prerefunded 12/01/98
   @ 102 (MBIA)
     7.38% ..............12/01/98    100         104
  Ashland City School District GO
     4.95% ..............12/01/07    345         359
     5.00% ..............12/01/08    250         260
     5.10% ..............12/01/09    245         258
  Avon Local School
   District GO
     5.80% ..............12/01/12  1,000       1,077
  Bay Village City School District
   GO, Prerefunded 12/01/00 @ 102
     7.35% ..............12/01/00    200         219
  Beavercreek Local
   School District GO
     5.25% ..............12/01/07  1,130       1,198
  Berea GO
     7.00% ..............12/01/99    400        418

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Big Walnut Local School District, ETM
     6.90% ..............06/01/00   $235     $   248
     7.00% ..............06/01/01    220         238
  Bowling Green School District GO,
   Prerefunded 12/01/99 @ 102
     7.00% ..............12/01/99    260         277
  Brown County GO
     5.20% ..............12/01/04    455         479
  Butler County, Sewer System
   Revenue Bond
     6.00% ..............12/01/04    500         540
  Canton City School District GO
     5.00% ..............12/01/12  1,000       1,012
  Celina City School District GO
     5.25% ..............12/01/20  1,750       1,765
  Centerville Capital Facilities
   Revenue Bond
     5.65% ..............12/01/18    500         522
  Centerville City School District GO
     5.50% ..............12/01/07    500         539
  Cincinnati City School District GO
     7.10% ..............12/01/98    100         102
  Cincinnati GO
     5.25% ..............12/01/98    250         252
     5.38% ..............12/01/99    250         256
  Cincinnati Waterworks Revenue Bond
     7.00% ..............12/01/98    100         102
  Clermont County, Hospital
   Facility Revenue Bond, Mercy
   Healthcare, Prerefunded 09/01/99
   @ 102 (AMBAC)
     7.50% ..............09/01/99    770         819

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Clermont County, Waterworks
   Revenue Bond
     5.30% ..............12/01/05 $  500      $  532
  Cleveland Heights GO
     5.40% ..............12/01/00    900         931
  Cleveland Sewer District Water
   Revenue Bond, Prerefunded
   05/15/04 @ 100
     6.75% ..............05/15/04    600         679
  Cleveland Waterworks
   Revenue Bond
     5.40% ..............01/01/06    500         534
  Cleveland Waterworks Revenue
   Bond, Prerefunded 01/01/02
   @ 102 (AMBAC)
     6.50% ..............01/01/02  1,000       1,096
  Columbus City School District GO,
   Prerefunded 12/01/00
   @ 102 (FGIC)
     7.00% ..............12/01/00    100         109
  Columbus City School District GO,
   Prerefunded 12/01/02
   @ 102 (FGIC)
     6.65% ..............12/01/02    900       1,008
  Columbus City School District GO,
   Prerefunded 12/01/99
   @ 102 (AMBAC)
     6.95% ..............12/01/99    100         106
     7.05% ..............12/01/99    500         532
  Columbus GO
     5.25% ..............05/01/02  1,000       1,042
     5.30% ..............05/01/03  1,000       1,052

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Columbus Sewer GO
     5.05% ..............09/15/03 $  250      $  261
     5.20% ..............07/01/07    250         262
  Columbus Sewer Revenue Bond
     6.20% ..............06/01/04  1,500       1,635
     5.05% ..............06/15/05  1,000       1,049
  Columbus Water System
   Revenue Bond
     5.80% ..............02/15/01    500         523
     6.00% ..............11/01/02    330         354
  Cuyahoga County GO
     6.65% ..............10/01/98    100         101
  Cuyahoga County GO, Prerefunded
   10/01/99 @ 102
     6.90% ..............10/01/99    600         634
  Cuyahoga County Jail Facility GO,
   Prerefunded 10/01/01 @ 102
     7.00% ..............10/01/01    100         111
  Cuyahoga County Justice Center
   Revenue Bond, Series A
     6.15% ..............10/01/98    250         252
  Cuyahoga County, Hospital
   Revenue Bond, Cleveland
   Clinic Foundation
     6.00% ..............11/15/03    890         963
     6.13% ..............11/15/04    840         913
  Cuyahoga County, Hospital
   Revenue Bond, University
   Hospital System Health
   Project, Series A
     6.00% ..............01/15/06  1,000       1,100
     5.25% ..............01/15/08  2,000       2,102

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County, Hospital
   Revenue Bond, University
   Hospital System Health
   Project, Series B
     6.00% ..............01/15/03 $  400     $   426
  Dayton Airport Revenue Bond
     5.40% ..............12/01/06  1,000       1,075
  Dayton Water & Sewer
   Revenue Bond
     6.60% ..............12/01/02    100         102
  Delaware City School District GO
     5.25% ..............12/01/06    770         815
  Delaware County GO
     5.25% ..............12/01/06    500         532
  Delaware County Sewer
   Revenue Bond
     5.45% ..............12/01/08    250         266
  Delaware State GO
     6.13% ..............04/01/00    500         520
  Delphos Sewer System Management
   Revenue Bond, Prerefunded
   09/01/00 @ 102 (FSA)
     7.20% ..............09/01/00    200         217
  Dublin City School District GO
     0.00% ..............12/01/10  2,455       1,359
  Euclid GO, Prerefunded
   12/01/99 @ 102
     7.38% ..............12/01/99    450         481
  Forest Hills Local School
   District GO
     6.00% ..............12/01/08  1,210       1,355
     6.00% ..............12/01/09    830         926

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Franklin County Convention
   Facilities Authority Tax and
   Lease Anticipation Bond
     6.70% ..............12/01/99 $  500     $   522
     5.85% ..............12/01/19  1,000       1,045
  Franklin County GO
     5.05% ..............12/01/05  2,000       2,105
     5.45% ..............12/01/09  1,000       1,060
  Franklin County GO, Prerefunded
   12/01/01 @ 102
     6.00% ..............12/01/01    500         540
     6.30% ..............12/01/01    250         272
     6.38% ..............12/01/01    500         546
  Franklin County Hospital
   Revenue Bond
     4.50% ..............12/01/20  1,000       1,014
  Franklin County Hospital Revenue
   Bond, Children's Hospital
     6.00% ..............11/01/06  1,035       1,138
  Franklin County Hospital
   Revenue Bond, Riverside
   United Hospital Project,
   Prerefunded 05/15/00 @ 102
     7.60% ..............05/15/00  1,500       1,629
  Franklin County Hospital
   Revenue Bond, Riverside
   United Hospital Project,
   Prerefunded 05/15/00
   @ 102 (MBIA)
     7.125% .............05/15/00  1,000       1,079
  Franklin County GO
     6.50% ..............09/01/99    100         103
                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Franklin County, Hospital Revenue
   Bond, Holy Cross Health System
     5.88% ..............06/01/21 $2,000     $ 2,130
  Gahanna-Jefferson City School
   District GO
     5.40% ..............12/01/04    280         295
  Granville Local School District GO
     4.65% ..............12/01/05    500         509
  Greene County Water Works
   Systems Revenue Bond
     5.30% ..............12/01/05    500         529
  Hamilton County GO
     5.75% ..............12/01/01    250         264
     5.00% ..............12/01/08    675         694
     5.125% .............12/01/08  1,000       1,058
     5.10% ..............12/01/11  1,025       1,056
  Hamilton County Sewer System
   Revenue Bond
     6.20% ..............12/01/00  1,000       1,056
     6.30% ..............12/01/01     65          70
     5.30% ..............12/01/06  1,000       1,069
     5.40% ..............12/01/08  1,000       1,081
     5.50% ..............12/01/10  1,240       1,341
     5.00% ..............12/01/17  1,000         995
  Hamilton County Sewer System
   Revenue Bond, Prerefunded
   06/01/01 @ 102
     6.30% ..............06/01/01     35          38
  Hamilton County Water Revenue
   Phase 1A
     5.50% ..............12/01/07    240         259
  Hancock County GO
     5.75% ..............12/01/16    500         530

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Hilliard City Schools GO
     5.30% ..............12/01/99 $  250      $  255
     6.15% ..............12/01/01    625         668
  Hilliard Ohio School District GO,
   Prerefunded 12/01/01 @ 102
     5.90% ..............12/01/01  1,000       1,078
  Hudson Local School District GO
     5.00% ..............12/15/02    500         518
  Kenston Local School District GO
     5.55% ..............12/01/03    500         526
  Kent State University GO
     6.15% ..............05/01/04    250         272
     5.20% ..............12/01/18    500         506
  Kettering GO
     5.15% ..............12/01/05    550         575
  Kettering GO, Prerefunded
   12/01/00 @ 102
     7.20% ..............12/01/00    480         525
  Lake County GO
     5.30% ..............12/01/98    250         252
  Lakewood GO
     5.00% ..............12/01/08  1,055       1,101
     4.90% ..............12/01/11  1,070       1,089
  Lakewood GO, Prerefunded
   12/01/02 @ 102
     6.50% ..............12/01/02  1,500       1,669
  Lakota Local Area School
   District GO
     7.10% ..............12/01/98    200         203
     5.70% ..............12/01/05    250         271
  Lakota Local Area School District
   GO (FGIC)
     5.00% ..............06/01/12  1,000       1,011

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Lakota Local School District
   GO, Prerefunded 12/01/00 @ 101
     7.00% ..............12/01/00 $  200     $   216
  Licking County GO
     7.00% ..............12/01/02    100         112
  Loveland City School District GO
     6.00% ..............12/01/00    250         261
  Lucas County GO
     8.00% ..............12/01/98    100         102
  Lucas County, Mercy Hospital
   Revenue Bond
     6.00% ..............09/01/04    175         185
  Mahoning County, St. Elizabeth
   Hospital Revenue Bond
     6.80% ..............12/01/98    100         102
  Marysville Local School District GO
     5.10% ..............12/01/04    500         523
  Mason City School District GO
     5.20% ..............12/01/08    865         902
  Massillon City School District GO,
   Prerefunded 12/01/00
   @ 102 (AMBAC)
     6.95% ..............12/01/00    300         327
     7.00% ..............12/01/00    150         164
  Miami University General Receipts
     5.40% ..............12/01/05  1,000       1,060
  Miamisburg Sewer System
   Revenue Bond
     5.00% ..............11/15/08    500         518
  Middleburg Heights, Hospital
   Improvement Revenue Bond,
   Southwest General Hospital
   Project, Prerefunded
   08/15/01 @ 102
     6.75% ..............08/15/01  2,760       3,033

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Montgomery County, Catholic
   Health Initiatives Revenue Bond
     5.00% ..............12/01/08 $1,000     $ 1,025
  Montgomery County, Sisters of
   Charity Health Care
   Revenue Bond
     6.50% ..............05/15/08    300         326
  Montgomery County, Solid Waste
   Revenue Bond
     5.30% ..............11/01/07  1,000       1,065
     5.13% ..............11/01/08    500         524
     5.00% ..............12/01/09  1,000       1,019
     5.35% ..............11/01/10    900         952
  Montgomery County, Water
   Revenue Bonds
     5.25% ..............11/15/06    500         530
  Newark GO
     5.45% ..............12/01/02  1,000       1,054
  North Canton City School
   District GO
     5.25% ..............12/01/01    500         520
     5.75% ..............12/01/06    250         273
  Northeast Regional Sewer District
   Wastewater Revenue Bond,
   Prerefunded 11/15/01
   @ 101 (AMBAC)
     6.50% ..............11/15/01    250         273
  Northeast Regional Sewer District
   Wastewater Revenue Bond,
   Prerefunded 11/15/01
   @ 101 (AMBAC)
     6.40% ..............11/15/01    250         272
     6.50% ..............11/15/01    500         546
  Northwest Local School District
   GO (FGIC)
     5.40% ..............12/01/09    520         560

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Oak Hills School District School
   Facility Construction and
   Improvement Revenue Bond
     5.65% ..............12/01/07   $350     $   382
  Ohio Air Quality Development
   Authority Revenue Bond,
   Buckeye Power Project
     5.25% ..............08/01/07    400         418
  Ohio Air Quality Development
   Authority Revenue Bond, Ohio
   Power Company Project
     7.40% ..............08/01/09    190         201
  Ohio Capital Facilities Corporation
   For Housing Multi-Family
   Revenue Bond
     7.30% ..............11/01/98     45          46
  Ohio Housing Financial Agency,
   Single Family Mortgage
   Revenue Bond
     7.40% ..............03/01/05     55          58
     7.40% ..............09/01/05     60          63
     7.60% ..............09/01/16    140         148
     6.38% ..............04/01/17    110         113
  Ohio School District GO,
   School Bus Project
     5.25% ..............04/15/00    440         451
  Ohio State Building Authority
   Revenue Bond
     5.20% ..............10/01/04    500         526
  Ohio State Building Authority
   Revenue Bond, Columbus State
   Office Building Project, Series A,
   Prerefunded 10/01/98
     7.60% ..............10/01/98    600         620

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Building Authority
   Revenue Bond, Correctional
   Facilities Project, Series A,
   Prerefunded 08/01/99 @ 102
     7.35% ..............08/01/99  $ 600     $   635
  Ohio State Building Authority
   Revenue Bond, James Rhodes
   Project, Series A
     5.90% ..............06/01/00    500         519
  Ohio State Building Authority
   State Facilities Revenue Bond,
   Administration Building Fund
   Project Series A
     5.40% ..............10/01/04    250         266
  Ohio State Building Authority
   State Facilities Revenue Bond,
   Adult Correctional Building
   Fund, Series A
     6.13% ..............10/01/09  1,300       1,430
  Ohio State Building Authority
   State Facilities Revenue Bond,
   Highway Safety Building
     5.40% ..............10/01/02    250         263
  Ohio State Building Authority
   State Facilities Revenue Bond,
   Juvenile Correctional Building
     5.80% ..............10/01/02    250         268
  Ohio State Capital Facilities GO
     5.40% ..............10/01/07  1,370       1,445
  Ohio State Coal Development
   Revenue Bond, Series B
     5.00% ..............08/01/98    250         250

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Department of
   Administrative Services
   Revenue Bond
     5.00% ..............12/15/12 $1,210      $1,230
  Ohio State GO
     6.60% ..............09/01/03    150         168
  Ohio State GO, Prerefunded
   08/01/05 @ 102
     6.20% ..............08/01/05    860         973
  Ohio State Higher Education
   Facility Community
   Revenue Bond
     5.00% ..............07/01/18    600         593
  Ohio State Higher Education
   Facility Revenue Bond,
   University of Dayton
     5.88% ..............12/01/04    250         268
  Ohio State Higher Educational
   Facilities Revenue Bond, Series B
     5.88% ..............12/01/01    500         529
  Ohio State Higher Educational
   Facility Revenue Bond, Case
   Western Reserve University
   Project, Series B, Prerefunded
   10/01/00 @ 102
     7.13% ..............10/01/00     60          65
  Ohio State Higher Educational
   Facility Revenue Bond, Case
   Western University
     5.00% ..............10/01/10    905         929
  Ohio State Higher Educational
   Facility Revenue Bond,
   Denison University Project
     5.25% ..............11/01/09  1,000       1,045

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Higher Educational
   Facility Revenue Bond,
   John Carroll University Project
     5.75% ..............04/01/19 $1,000     $ 1,041
  Ohio State Public Facilities Higher
   Education Revenue Bond,
   Series II-A
     5.50% ..............12/01/00    500         519
     5.20% ..............05/01/06    500         524
     5.20% ..............05/01/07  1,000       1,045
     4.25% ..............12/01/07  1,000         985
     4.50% ..............11/01/08  1,000       1,000
  Ohio State Public Facilities Higher
   Education Revenue Bond,
   Series II-B
     5.70% ..............11/01/03  1,000       1,073
  Ohio State Public Facilities Mental
   Health Revenue Bond
     5.00% ..............12/01/02  1,500       1,547
     6.80% ..............12/01/02  2,000       2,115
  Ohio State Public Facilities
   Revenue Bond Higher Education
   Facilities Project, Series A,
   Prerefunded 05/01/99 @ 102
     7.25% ..............05/01/99    500         525
  Ohio State University
   General Receipts
     5.15% ..............12/01/00    250         258
     5.40% ..............12/01/02  1,500       1,577
  Ohio State Water Development
   Authority Pollution Control
   Facilities Revenue Bond
     5.90% ..............06/01/00    500         519
     5.90% ..............12/01/02    320         345
     5.00% ..............12/01/07  1,000       1,041

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Water Development
   Authority Pure Water
   Revenue Bond
     5.50% ..............12/01/01 $1,000      $1,046
     5.55% ..............06/01/04  1,000       1,069
     5.40% ..............12/01/04    510         543
     5.75% ..............12/01/05    500         537
     5.60% ..............06/01/07  1,500       1,626
  Ohio State Water Development
   Authority Revenue Bond
     8.00% ..............12/01/99    150         159
     7.25% ..............12/01/08    500         584
  Ohio State Water Development
   Authority Revenue Bond Pure
   Water Project, Series I,
   Prerefunded 06/01/98 @ 102 (MBIA)
     7.10% ..............06/01/98    265         270
     7.20% ..............06/01/98    500         510
     7.50% ..............06/01/98    500         510
  Ohio State Water Development
   Authority Revenue Refunding
   and Improvement Pure Water
   Revenue Bond
     5.50% ..............06/01/01    200         208
  Olentangy Local School
   District GO
     5.05% ..............12/01/09    700         728
  Orrville Electric System
   Revenue Bond
     5.50% ..............12/01/08  1,220       1,322

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Portage County GO
     6.00% ..............12/01/03 $  915     $   990
     5.10% ..............12/01/12  2,500       2,550
  Portage County, Hospital
   Revenue Bond
     5.625% .............11/15/07  1,000       1,075
  Richland County GO
     4.85% ..............12/01/04    200         207
     5.25% ..............12/01/05    165         174
     5.20% ..............12/01/08    515         542
  Rocky River City School
   District
     5.10% ..............12/01/07    625         657
  Sandusky County, Hospital
   Facility Revenue Bond
     4.20% ..............01/01/99    500         501
     4.90% ..............01/01/05    500         496
  Solon GO
     5.50% ..............12/01/04    220         233
  Springfield Local
   School District GO
     6.10% ..............12/01/03    250         272
  State of Ohio GO
     5.00% ..............08/01/00    500         513
     5.15% ..............09/01/01    500         519
     4.70% ..............08/01/03  1,000       1,029
     5.20% ..............08/01/08  1,000       1,046
  State of Ohio Highways &
   Transportation Revenue Bond
     4.75% ..............05/15/02  1,000       1,026

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Strongsville City School
   District GO
     4.90% ..............12/01/05 $  550     $   569
     5.15% ..............12/01/08  1,000       1,053
     5.20% ..............12/01/09    670         710
     5.90% ..............12/01/15  1,575       1,719
  Toledo GO
     7.38% ..............12/01/99    500         523
     7.38% ..............12/01/01    100         110
  University of Cincinnati General
   Receipts Revenue Bond
     5.35% ..............06/01/08  1,000       1,045
     5.50% ..............06/01/10    525         560
     5.50% ..............06/01/11    555         588
     7.00% ..............06/01/11    500         547
  University of Cincinnati General
   Receipts Revenue Bond, Series W
     5.70% ..............06/01/12  1,240       1,316
  University of Cincinnati, Ohio
   General Receipts Revenue
   Bond, Series II, Prerefunded
   06/01/99 @ 102
     7.00% ..............06/01/99    400         420
     7.10% ..............06/01/99    200         210
  University of Toledo General
   Receipts Revenue Bond
     7.00% ..............06/01/98    150         150
     5.30% ..............06/01/01    175         181
  Upper Arlington City School
   District GO
     6.00% ..............12/01/05  1,170       1,291
  Upper Arlington GO
     6.20% ..............12/01/01    270         289

                                     PAR      VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Vandalia County GO
     5.35% ..............12/01/09 $  505       $ 539
  West Clermont Local School
   District GO
     5.65% ..............12/01/08  1,030       1,118
  West Geauga Local School
   District Revenue Bond
     5.65% ..............11/01/06  1,000       1,083
  Westlake City School
   District GO
     6.20% ..............12/01/06    625         706
  Westlake GO
     5.30% ..............12/01/03    500         528
  Wilmington City School
   District GO
     5.35% ..............12/01/00    225         233
  Worthington City School
   District GO
     5.80% ..............12/01/01  1,200       1,269
     5.85% ..............12/01/02    500         535
  Wright State University General
   Receipts Revenue Bond
     4.90% ..............05/01/05    500         516
  Youngstown City School
   District RAN
     5.40% ..............06/15/98  1,500       1,500
     5.35% ..............06/15/99  1,000       1,017
                                          ----------
                                             165,724
                                          ----------
PUERTO RICO -- 0.6%
  Puerto Rico Commonwealth GO,
   Prerefunded 07/01/00
   @ 102 (FGIC)
     7.20% ..............07/01/00    500         542

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT FUND
MAY 31, 1998
                                 PAR/SHARES   VALUE
                         MATURITY   (000)     (000)
                         --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
PUERTO RICO -- CONTINUED
  Puerto Rico Housing Financial
   Corporation Revenue Bond
     7.30% ..............10/01/06  $ 190    $    201
     7.40% ..............04/01/07    210         222
                                            --------
                                                 965
                                            --------
TOTAL MUNICIPAL BONDS
   (Cost $160,440) .....................     166,689
                                            --------
CASH EQUIVALENT -- 0.9%
  Federated Ohio Municipal
   Cash Trust .....................1,459       1,459
                                            --------
TOTAL INVESTMENTS -- 99.3%
   (Cost $161,899) .....................    $168,148
                                            ========
OTHER ASSETS AND LIABILITIES,
   NET-- 0.7% ..........................       1,284
                                            --------
NET ASSETS:
  Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 14,858,667 outstanding
   shares of beneficial interest .......     159,318
  Portfolio Shares of Retail Class (unlimited
   authorization -- no par value) based on
   363,904 outstanding shares of
   beneficial interest .................       3,761
  Undistributed net investment income ..           2
  Accumulated net realized gain
   on investments ......................         102
  Net unrealized appreciation
   on investments ......................       6,249
                                            --------
  TOTAL NET ASSETS-- 100.0% ............    $169,432
                                            ========

                                              VALUE
                                              -----
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Class .................      $11.13
                                            ========
Net Asset Value and
   Redemption Price
   Per Share -- Retail Class ...........      $11.09
                                            ========
Maximum Offering Price
   Per Share -- Retail Class
   ($11.09 / 97%) ......................      $11.43
                                            ========
------------------------------------
THE GROSS UNREALIZED APPRECIATION (DEPRECIATION) FOR
FEDERAL INCOME TAX PURPOSES IS AS FOLLOWS:
                                             (000)
                                          ----------
   GROSS APPRECIATION                     $    6,317
   GROSS DEPRECIATION                            (68)
                                          ----------
                                          $    6,249
                                          ==========
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM--ESCROWED TO MATURITY
FGIC--FEDERAL GUARANTY INSURANCE CORPORATION
FSA--FEDERAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RAN--REVENUE ANTICIPATION NOTE

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA OHIO TAX EXEMPT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                               FOR THE YEAR ENDED MAY 31,
                       ------------------------------------------------------------------------------------------------------------
                                1998                 1997                   1996                  1995                  1994
                       ------------------------------------------------------------------------------------------------------------
                       INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL
                       ------------- ------  ------------- ------  ------------- -----   ------------- ------  ------------- ------
Net asset value, beginning
  of period ..........      $10.86   $10.82      $10.70    $10.66      $10.74    $10.70      $10.57    $10.53     $10.84    $10.80
                            ------   ------      ------    ------      ------    ------      ------    ------     ------    ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income       0.51     0.51        0.51      0.51        0.50      0.50        0.50      0.50       0.52      0.52
  Net gain/(loss) on
   securities (realized and
   unrealized) .......        0.28     0.28        0.16      0.16       (0.04)    (0.04)       0.17      0.17      (0.26)    (0.26)
                            ------   ------      ------    ------      ------    ------      ------    ------     ------    ------
     Total from investment
        operations ...        0.79     0.79        0.67      0.67        0.46      0.46        0.67      0.67       0.26      0.26
                            ------   ------      ------    ------      ------    ------      ------    ------     ------    ------
LESS DISTRIBUTIONS
  Dividends from net
   investment income .       (0.51)   (0.51)      (0.51)    (0.51)      (0.50)    (0.50)      (0.50)    (0.50)     (0.52)    (0.52)
  Distributions from net realized
   capital gains .....       (0.01)   (0.01)      (0.00)    (0.00)      (0.00)    (0.00)      (0.00)    (0.00)     (0.00)    (0.00)
  Distributions in excess of net
   realized capital gains    (0.00)   (0.00)      (0.00)    (0.00)      (0.00)    (0.00)      (0.00)    (0.00)     (0.01)    (0.01)
                            ------   ------      ------    ------      ------    ------      ------    ------     ------    ------
     Total distributions     (0.52)   (0.52)      (0.51)    (0.51)      (0.50)    (0.50)      (0.50)    (0.50)     (0.53)    (0.53)
                            ------   ------      ------    ------      ------    ------      ------    ------     ------    ------
Net asset value, end of
  period .............      $11.13   $11.09      $10.86    $10.82      $10.70    $10.66      $10.74    $10.70     $10.57    $10.53
                            ======   ======      ======    ======      ======    ======      ======    ======     ======    ======
TOTAL RETURN .........        7.43%    7.39%3      6.37%     6.38%3      4.36%     4.35%3      6.61%     6.64%3     2.28%     2.29%3
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) ........    $165,395   $4,037     $91,366    $3,535     $82,886    $2,869     $71,996    $3,168    $63,133    $2,725
  Ratio of expenses to
   average net assets         0.25%1   0.25%2      0.24%1    0.24%2      0.26%1    0.26%2      0.24%1    0.24%2     0.33%1    0.33%2
  Ratio of net investment
   income to average
   net assets ........        4.67%1   4.59%2      4.71%1    4.71%2      4.68%1    4.68%2      4.82%1    4.82%2     4.54%1    4.54%2
  Portfolio turnover rate       15%      15%         23%       23%         10%       10%          3%        3%         2%        2%

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND 1997 WOULD HAVE BEEN 0.80%, AND 4.12%, AND .79% AND 4.16%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .83% AND 4.11%, AND .80% AND 4.26%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEAR ENDED MAY 31, 1994 WOULD HAVE BEEN .88% AND 3.99%.
2 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND 1997 WOULD HAVE BEEN 0.80% AND 4.04%, AND .79% AND 4.16%,
   RESPECTIVELY. THE OPERATING EXPENSE RATIO FOR THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .83% AND 4.11%, AND .78% AND 4.27%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEAR ENDED MAY 31, 1994 WOULD HAVE BEEN .88% AND 3.99%.
3  TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA MUNICIPAL FUND
MAY 31, 1998
                                     PAR      VALUE
                        MATURITY    (000)     (000)
                        --------    -----     -----
MUNICIPAL BONDS -- 97.2%
PENNSYLVANIA -- 97.2%
  Allegheny County, Higher
   Education Building Authority
   Revenue Bond, Duquesne
   University Project (AMBAC)
     6.50% ..............03/01/10 $  380     $   444
  Allegheny County, Hospital
   Development Authority
   Revenue Bond, Magee Woman's
   Hospital Project, Series O, ETM
    10.13% ..............10/01/02    125         142
  Allegheny County, Industrial
   Development Authority
   Revenue Bond (A)
     5.25% ..............12/01/14    660         676
  Allegheny, Sanitation
   Authority Sewer Revenue
   Bond (FGIC)
     0.00% ..............12/01/08  2,750       1,695
  Ambridge, Area School
   District GO (FGIC)
     4.75% ..............11/01/08    500         502
  Bradford County, Area School
   District GO, Prerefunded 10/01/05
   @ 100 (FGIC)
     5.25% ..............10/01/05  1,000       1,055
  Bucks County, Community
   College Authority College
   Building Revenue Bond
     5.30% ..............06/15/10    100         104
  Butler County, Sewer Authority
   Revenue Bond, Prerefunded
   01/01/04 @ 100
     7.25% ..............01/01/04    115         128
  Cumberland County Revenue
   Bond, Messiah College
   Project (AMBAC)
     5.00% ..............10/01/07  1,000       1,035
  Dauphin County, General
   Authority Revenue Bond,
   Mandatory Put 12/01/05 @ 100
     5.40% ..............06/01/26    800         846

                                     PAR      VALUE
                        MATURITY    (000)     (000)
                        --------    -----     -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware County, GO
     5.00% ..............11/15/07 $1,000    $  1,044
  Delaware River Port Authority
   Revenue Bond, Pennsylvania &
   New Jersey Bridges Project
   (AMBAC)
     7.38% ..............01/01/07    500         520
     6.00% ..............01/15/10    600         648
  East Pennsboro,
   Area School District
   GO (FGIC)
     0.00% ..............09/01/05    100          61
  Erie County, Prison Authority
   Lease Revenue Bond, Prerefunded
   11/01/99 @ 100 (MBIA)
     6.60% ..............11/01/01  1,000       1,080
  Lower Providence Township
   GO (MBIA)
     5.00% ..............05/01/07    215         222
  Middletown Township, Bucks
   County Special Obligation
   Revenue Bond, ETM
     6.10% ..............10/01/00    250         256
  Monroeville, Hospital
   Authority Revenue Bond,
   East Suburban Health Center
   Project, Prerefunded 07/01/02 @ 100
     7.60% ..............07/01/04    970       1,089
  Montgomery County, Hospital
   Authority Revenue Bond, Suburban
   General Hospital Project, ETM
     7.75% ..............05/01/02    110         118
  Moon Area School District,
   GO, Series A
     0.00% ..............11/15/11  1,520         794
  Northampton County, Higher
   Education Authority Revenue
   Bond, Moravian College
   Project (AMBAC)
     5.50% ..............07/01/07    900         967

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA MUNICIPAL FUND
MAY 31, 1998
                                     PAR      VALUE
                        MATURITY    (000)     (000)
                        --------    -----     -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Penn Hills Township GO (AMBAC)
     5.50% ..............12/01/04 $1,000    $  1,080
  Pennsylvania State GO, Series 1
     6.20% ..............09/15/04    900         972
     5.13% ..............03/15/12  1,475       1,508
  Pennsylvania State Higher
   Education Assistance Authority
   Revenue Bond, SLMA,
   Series A (FGIC)
     6.80% ..............12/01/00    685         728
  Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond, University of
   Pennsylvania Project
     6.50% ..............09/01/04    250         280
     5.25% ..............01/01/07    100         105
  Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond, University of
   Pennsylvania Project, Series A
     5.55% ..............09/01/09  1,300       1,380
  Pennsylvania State Housing Finance
   Agency Revenue Bond, Single
   Family Mortgage, Series Z
     7.00% ..............10/01/02     50          53
  Pennsylvania State Industrial
   Development Authority Revenue
   Economic Development Bond,
   Series 94 (AMBAC)
     5.80% ..............07/01/09    450         498
  Pennsylvania State Infrastructure
   Investment Authority Revenue
   Bond (Penvest), Subseries B
     6.45% ..............09/01/01  1,500       1,661
  Pennsylvania State Intergovernmental
   Cooperative Authority Special
   Tax Revenue Bond, City of
   Philadelphia Funding Program,
   Prerefunded 06/15/02 @ 100
     6.80% ..............06/15/22    500         549

                                     PAR      VALUE
                        MATURITY    (000)     (000)
                        --------    -----     -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series O (FGIC)
     5.25% ..............12/01/01 $1,010   $   1,049
  Pennsylvania State University
   Revenue Bond
     4.90% ..............08/15/10  1,500       1,519
  Philadelphia Gas Works
   Revenue Bond, Series 13,
   Prerefunded 06/15/00 @ 102
     7.70% ..............06/15/01    460         516
  Philadelphia Gas Works Revenue
   Bond, Series 14 (FSA)
     6.25% ..............07/01/08    300         329
  Philadelphia Hospital Revenue Bond,
   Graduate Hospital Project
     7.00% ..............07/01/10    395         450
  Philadelphia Children's Hospital
   & Higher Educational Facilities
   Authority Revenue Bond,
   Children's Hospital Project,
   Series A, Prerefunded 02/15/02 @ 102
     6.50% ..............02/15/02    200         219
  Philadelphia School District GO,
   Series A (MBIA)
     5.80% ..............07/01/08    465         502
  Philadelphia Thomas Jefferson
   University Hospital
   Revenue Bond, ETM
     7.00% ..............07/01/08    205         231
  Philadelphia Water & Waste
   Authority Revenue Bond (MBIA)
     5.50% ..............06/15/07  1,500       1,611
  Philadelphia Water & Waste Water Authority
   Revenue Bond, Series 95
     6.75% ..............08/01/03    200         223
  Pittsburgh & Allegheny County
   Auditorium Authority
   Revenue Bond (AMBAC)
     6.40% ..............12/01/01    800         801
  Pittsburgh GO, Series A (MBIA)
     5.50% ..............09/01/06    955       1,008

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA MUNICIPAL FUND
MAY 31, 1998
                                 PAR/SHARES   VALUE
                        MATURITY    (000)     (000)
                        --------    -----     -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pleasant Valley School District
   Revenue Bond
     5.00% ..............09/01/10 $   500    $   512
  Scranton-Lackawanna Health &
   Welfare Authority Revenue Bond, ETM
     6.63% ..............07/01/09    520         582
  Seneca Valley, Pennsylvania School
   District GO, Series A, Prerefunded
   07/01/02 @ 100 (FGIC)
     5.70% ..............07/01/02  1,000       1,057
  Swarthmore Borough College
   Authority Revenue Bond
     6.00% ..............09/15/06    855         926
  Tyrone School District GO (MBIA)
     5.70% ..............09/15/08  1,250       1,294
  Union County Higher Educational
   Facilities Financing Authority
   Revenue Bond, Bucknell University
   Project (MBIA)
     6.20% ..............04/01/00  1,000       1,075
  Washington County Authority
   Lease Revenue Bond,
   Series 85  (A)
     3.95% ..............11/01/05    900         900
  Westmoreland County Municipal
   Authority Revenue Bond
     0.00% ..............07/01/07    500         408
  Westmoreland County Municipal
   Authority Revenue Bond (FGIC), ETM
     5.50% ..............07/01/08    500         317

TOTAL MUNICIPAL BONDS
   (Cost $36,082,648) ..................      37,769
                                            --------
CASH EQUIVALENT -- 1.5%
  Federated Investors Pennsylvania
   Municipal Cash Trust
   (Cost $587,898) ..............    588         588
                                            --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $36,671) ......................    $ 38,357
                                            ========
OTHER ASSETS AND LIABILITIES,
   NET -- 1.3% ..........................        521
                                            --------

                                              VALUE
                                              (000)
                                              -----
NET ASSETS:
  Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 3,707,884 outstanding
   shares of beneficial interest .......     $37,072
  Portfolio Shares of Retail Class (unlimited
   authorization -- no par value)
   based on 11,951 outstanding shares
   of beneficial interest ..............         122
  Accumulated net realized loss
   on investments ......................          (2)
  Net unrealized appreciation
   on investments ......................       1,686
                                            --------
TOTAL NET ASSETS -- 100.0% ..............   $ 38,878
                                            ========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Class .................      $10.45
                                            ========
Net Asset Value and Redemption
   Price Per Share --
   Retail Class ........................      $10.45
                                            ========
Maximum Offering Price
   Per Share -- Retail Class
   ($10.45 / 97%) ......................      $10.77
                                            ========

---------------------------------------
          THE GROSS UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL
                       INCOME TAX PURPOSES IS AS FOLLOWS:
                                             (000)
                                          ----------
   GROSS APPRECIATION .................   $    1,719
   GROSS DEPRECIATION .................          (33)
                                          ----------
                                          $    1,686
                                          ==========
(A) SECURITIES BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM--ESCROWED TO MATURITY
FGIC--FEDERAL GUARANTY INSURANCE CORPORATION
FSA--FEDERAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
SLMA--STUDENT LOAN MARKETING ASSOCIATION

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA MUNICIPAL FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        FOR THE YEAR ENDED MAY 31,
                              ---------------------------------------------
                                     1998                  1997                  FOR THE        FOR THE          FOR THE
                              --------------------  -----------------------   PERIOD ENDED    YEAR ENDED      PERIOD ENDED
                              INSTITUTIONAL RETAIL  INSTITUTIONAL5 RETAIL5,6  MAY 31, 19965 APRIL 30, 19965 APRIL 30, 19955
                              ------------- ------  -------------- ---------  ------------- --------------- ---------------
Net asset value, beginning
   of period ...............     $10.22     $10.22      $10.08       $10.13       $10.12         $10.04         $10.00
                                 ------     ------      ------       ------       ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income ....       0.46       0.45        0.44         0.31         0.04           0.43           0.29
  Net gain/(loss) on securities
   (realized and unrealized)       0.24       0.24        0.17         0.12        (0.04)          0.08           0.04
                                 ------     ------      ------       ------       ------         ------         ------
     Total from investment
        operations .........       0.70       0.69        0.61         0.43         0.00           0.51           0.33
                                 ------     ------      ------       ------       ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net
   investment income .......      (0.46)     (0.45)      (0.44)       (0.31)       (0.04)         (0.43)         (0.29)
  Distributions from net realized
     capital gains .........      (0.00)     (0.00)      (0.02)       (0.02)       (0.00)         (0.00)         (0.00)
  Distributions in excess of net
   realized capital gains ..      (0.01)     (0.01)      (0.01)       (0.01)       (0.00)         (0.00)         (0.00)
                                 ------     ------      ------       ------       ------         ------         ------
     Total distributions ...      (0.47)     (0.46)      (0.47)       (0.34)       (0.04)         (0.43)         (0.29)
                                 ------     ------      ------       ------       ------         ------         ------
Net asset value, end of period   $10.45     $10.45      $10.22       $10.22       $10.08         $10.12         $10.04
                                 ======     ======      ======       ======       ======         ======         ======
TOTAL RETURN ...............       6.95%      6.84%7      6.21%        6.13%7      (0.03)%4,7      5.06%7         3.38%4,7
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) ..............    $38,753       $125     $36,769       $   81      $38,733        $38,809        $34,638
  Ratio of expenses to
   average net assets ......       0.69%1     0.77%2      0.87%1       0.99%2,3     0.85%1,3       0.85%1         0.85%1,3
  Ratio of net investment
   income to average
   net assets ..............       4.40%1     4.32%2      4.35%1       4.26%2,3     4.32%1,3       4.16%1         4.05%1,3
  Portfolio turnover rate ..         20%        20%         42%          42%           0%            22%             4%

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997, FOR THE PERIOD ENDED MAY 31, 1996, FOR THE YEAR ENDED APRIL 30, 1996 AND FOR THE PERIOD ENDED APRIL 30, 1995 WOULD HAVE BEEN 0.84% AND 4.25%, 1.02% AND 4.20%, 1.31% AND 3.86%, 1.24% AND 3.77%, AND 1.36% AND 3.54%, RESPECTIVELY.
2 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.94% AND 4.15%, AND 1.00% AND 4.25%, RESPECTIVELY.
3  ANNUALIZED.
4  NOT ANNUALIZED.
5 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.
6  RETAIL CLASS COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
7  TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA NATIONAL TAX EXEMPT FUND
MAY 31, 1998
                                   PAR      VALUE
                       MATURITY   (000)     (000)
                       --------   -----     -----
MUNICIPAL BONDS -- 96.2%
ARIZONA -- 4.4%
  Salt River Project, AZ, Series A (A)
     5.13% ..............01/01/10 $2,415    $  2,518
  Maricopa County, Arizona Industrial
   Development Authority Revenue
   Bond, Madera Pointe Apartments
   Project, Series A  (FSA)
     5.30% ..............06/01/06  1,000       1,038
                                            --------
                                               3,556
                                            --------
CALIFORNIA -- 1.3%
  San Francisco, City & County
   GO, Series 1 (FGIC) (A)
     5.00% ..............06/15/10  1,000       1,035
                                            --------
FLORIDA -- 1.3%
  Florida State, Department of
   General Services Division
   Facilities Management Revenue
   Bonds, Series A (FSA) (A)
     5.50% ..............09/01/26  1,000       1,040
                                            --------
GEORGIA -- 4.2%
  Georgia State GO
     6.25% ..............08/01/06  3,000       3,390
                                            --------
ILLINOIS -- 6.7%
  Illinois State, Educational
   Facilities Authority Revenue
   Bond, Art Institute of Chicago (A)
     5.80% ..............03/01/27  1,000       1,031
  Illinois State, Sales Tax
   Revenue Bond (A)
     5.10% ..............06/15/18  2,200       2,184
ILLINOIS -- CONTINUED
  Illinois State, Sales Tax Revenue
   Bonds, Series Q
     6.00% ..............06/15/12  1,000       1,119
  Lake County, Illinois First
   Preservation District GO
     5.50% ..............02/01/09  1,000       1,079
                                            --------
                                               5,413
                                            --------

                                   PAR      VALUE
                       MATURITY   (000)     (000)
                       --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
INDIANA -- 5.9%
  East Chicago, Indiana Elementary
   School Building Revenue Bond
     6.25% ..............01/05/16 $1,750    $  2,032
  Hammond, Indiana, Multi-School
   Building Revenue Bond,
   Series B (A)
     6.00% ..............01/15/18  1,250       1,386
  IPS School Building Corp,
   Indiana First Mortgage,
   Prerefunded 07/15/04 @ 102
     6.15% ..............07/15/04  1,200       1,339
                                            --------
                                               4,757
                                            --------
MARYLAND -- 2.8%
  Prince Georges County, Maryland
   Public Improvement GO,
   Series A (MBIA)
     6.00% ..............03/15/06  1,000       1,110
  Washington, DC, Suburban
   Sanitation District Revenue
   Bond Water Supply Project,
   Prerefunded 11/01/01 @ 102
     6.50% ..............11/01/01  1,000       1,096
                                            --------
                                               2,206
                                            --------
MASSACHUSETTS -- 4.0%
  Massachusetts Bay Transportation
   Authority General Transportation
   Systems Revenue Bond,
   Prerefunded 03/01/05
   @ 102, Series A
     5.75% ..............03/01/05  3,040       3,196
                                            --------
MICHIGAN -- 7.3%
  Grand Rapids, Michigan
   Community College GO
   (MBIA) (A)
     5.90% ..............05/01/22  2,000       2,177
  Michigan State, Municipal Bond
   Authority Revenue Bond
     6.00% ..............10/01/07  2,000       2,257

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA NATIONAL TAX EXEMPT FUND
MAY 31, 1998
                                   PAR      VALUE
                       MATURITY   (000)     (000)
                       --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Redford, Michigan, School
   District GO (AMBAC)
     5.50% ..............05/01/06 $1,315    $  1,412
                                            --------
                                               5,846
                                            --------
MINNESOTA -- 1.7%
  Minnesota State, Public Facilities
   Authority Water Pollution Control
   Revenue Bond, Prerefunded
   03/01/00 @ 102, Series A
     7.10% ..............03/01/00  1,300       1,394
                                            --------
NEVADA -- 2.8%
  Henderson, Nevada, GO (MBIA)
     6.50% ..............06/01/07  1,000       1,149
  Nevada State, GO
     6.30% ..............07/01/04  1,000       1,086
                                            --------
                                               2,235
                                            --------
NEW JERSEY -- 2.7%
  New Jersey State, Transportation
   Fund Revenue Bond,
   Series B (AMBAC)
     6.00% ..............06/15/05  2,000       2,202
                                            --------
NEW YORK -- 1.5%
  New York State, Power Authority
   General Purpose Revenue Bond,
   Prerefunded 01/01/10 @ 100
     7.00% ..............01/01/10  1,000       1,210
                                            --------
OHIO -- 10.2%
  Butler County, Ohio, Transportation
   Improvement Revenue Bond,
   Series A (FSA) (A)
     6.00% ..............04/01/10  1,000       1,120
  Cleveland, Ohio, Public Power
   System Revenue Bond,
   Series 1 (MBIA)
     6.00% ..............11/15/10    995       1,118
  Cleveland, Ohio, Water Works
   Revenue Bond, Series G (MBIA)
     5.50% ..............01/01/09  1,500       1,614

                                   PAR      VALUE
                       MATURITY   (000)     (000)
                       --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Franklin County, Ohio, GO,
   Prerefunded 12/01/01 @ 102
     6.38% ..............12/01/01 $1,300    $  1,420
  Hudson, Ohio, Local School
   District GO (FGIC)
     0.00% ..............12/15/10  1,000         552
  Ohio State, Building Authority
   Revenue Bond, Correctional
   Facilities Project, Series A,
   Prerefunded 03/01/99 @ 102
     7.35% ..............03/01/99  1,000       1,048
  Ohio State, Higher Educational
   Facility Revenue Bond,
   John Carroll University
   Project (A)
     5.75% ..............04/01/19  1,250       1,302
                                            --------
                                               8,174
                                            --------
RHODE ISLAND -- 1.8%
  Rhode Island State, Convention
   Center Authority Revenue Bond,
   Series A, Prerefunded 05/15/01
   @ 102 (MBIA)
     6.70% ..............05/15/01  1,310       1,430
                                            --------
SOUTH CAROLINA -- 5.3%
  South Carolina State, Public
   Service Authority Revenue Bond,
   Series B  (FGIC)
     5.88% ..............01/01/23  4,000       4,270
                                            --------
TENNESSEE -- 2.2%
  Nashville and Davidson County,
   Tennessee Metropolitan
   Government GO
     6.00% ..............12/01/10  1,500       1,716
                                            --------
TEXAS -- 8.2%
  Plano, Texas, Independent
   School District GO
     6.00% ..............02/15/06  1,000       1,101
     5.90% ..............02/15/10  1,000       1,070

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA NATIONAL TAX EXEMPT FUND
MAY 31, 1998
                                   PAR      VALUE
                       MATURITY   (000)     (000)
                       --------   -----     -----
MUNICIPAL BONDS -- CONTINUED
TEXAS -- CONTINUED
  Texas State, Public Finance
   Authority GO, Prerefunded
   10/01/00 @ 100
     6.38% ..............10/01/00 $4,100    $  4,310
                                            --------
                                               6,481
                                            --------
UTAH -- 2.9%
  Intermountain Power Agency
   Power Supply Revenue Bond,
   Series E (FSA)
     6.25% ..............07/01/09  2,000       2,292
                                            --------
VIRGINIA -- 6.6%
  Fairfax County, Virginia Industrial
   Development Authority Revenue
   Bond Inova Health Systems
   Project (A)
     5.88% ..............08/15/16  1,000       1,062
     6.00% ..............08/15/26  3,000       3,191
  Richmond, Virginia, Public
   Improvement GO, Series A,
   Prerefunded 01/15/01 @ 102
     6.25% ..............01/15/01  1,000       1,074
                                            --------
                                               5,327
                                            --------
WASHINGTON -- 8.0%
  Washington State, Motor Vehicle
   Fuel Tax GO Series 95-D
     6.50% ..............09/01/01  1,900       2,040
  Washington Public Power
   Supply Systems Revenue Bond
   Nuclear Project No. 2, Series C,
   Prerefunded 01/01/01 @ 102
     7.63% ..............01/01/01  4,000       4,420
                                            --------
                                               6,460
                                            --------
WISCONSIN -- 4.4%
  Wisconsin State GO, Series A,
   Prerefunded 05/01/02 @ 100
     6.30% ..............05/01/02  3,275       3,525
                                            --------
TOTAL MUNICIPAL BONDS
   (Cost $74,377) ...............             77,155
                                            --------

                                   PAR      VALUE
                       MATURITY   (000)     (000)
                       --------   -----     -----
CASH EQUIVALENT -- 1.9%
  Federated Tax-Free Money
   Market Fund .................  $1,559    $  1,559
                                            --------
CORPORATE BOND -- 0.6%
  Greystone Tax-Exempt Assets Trust
   144-A Series 1998-1  Class A
     4.30% ..............06/20/00    500         499
                                            --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $76,903) ..............            $ 79,213
                                            ========
 OTHER ASSETS AND LIABILITIES,
    NET-- 1.3% .................               1,046
                                            --------
NET ASSETS:
  Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 8,003,584 outstanding
   shares of beneficial interest              77,947
  Undistributed net investment income              2
  Net unrealized appreciation
   on investments ..............               2,310
                                            --------
TOTAL NET ASSETS-- 100.0% ......            $ 80,259
                                            ========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Class .........              $10.03
                                            ========

--------------------
THE GROSS UNREALIZED APPRECIATION (DEPRECIATION) FOR
FEDERAL INCOME TAX PURPOSES IS AS FOLLOWS:
                                              (000)
                                            --------
   GROSS APPRECIATION ..........            $  2,311
   GROSS DEPRECIATION ..........                  (1)
                                            --------
                                            $  2,310
                                            ========

(A) SECURITIES IS BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA--FEDERAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE CORPORATION

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA NATIONAL TAX EXEMPT FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                               FOR THE PERIOD
                                                             ENDED MAY 31, 1998
                                                            --------------------
                                                               INSTITUTIONAL2
                                                            --------------------
Net asset value, beginning of period .....................       $    10.00
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income ..................................             0.07
  Net gain on securities (realized and unrealized) .......             0.03
                                                                 ----------
     Total from investment operations ....................             0.10
                                                                 ----------
LESS DISTRIBUTIONS
  Dividends from net investment income ...................            (0.07)
                                                                 ----------
     Total distributions .................................            (0.07)
                                                                 ----------
Net asset value, end of period ...........................       $    10.03
                                                                 ==========
TOTAL RETURN .............................................             7.03%3
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ...................          $80,259
  Ratio of expenses to average net assets ................             0.33%1
  Ratio of net investment income to average net assets ...             4.62%1
  Portfolio turnover rate ................................                0%

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE PERIOD ENDED MAY 31, 1998 WOULD HAVE BEEN 0.87% AND 4.08%, RESPECTIVELY.
2  INSTITUTIONAL CLASS COMMENCED OPERATIONS ON APRIL 9, 1998.
3  ANNUALIZED

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS TAX EXEMPT SERIES
STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED MAY 31, 1998

                                                                       OHIO          PENNSYLVANIA      NATIONAL TAX
                                                                  TAX EXEMPT FUND   MUNICIPAL FUND     EXEMPT FUND1
                                                                  ---------------   ---------------   ---------------
INVESTMENT INCOME:
   Interest ...................................................      $5,807             $1,918            $  571
                                                                     ------             ------            ------
EXPENSES:
   Investment Advisory fees ...................................         650                206                62
   Administration fees ........................................         114                 37                 8
   Transfer Agent fees ........................................          24                 31                 8
   Distribution fees ..........................................          20                  6                 5
   12b-1 fees .................................................          49                  1                 2
   Custodian fees .............................................          24                  8                 2
   Professional fees ..........................................          14                  8                 2
   Printing and shareholder reports ...........................          10                  2                --
   Registration and filing fees ...............................          20                  3                10
   Trustees' fees .............................................           2                  1                --
   Amortization organizational costs ..........................          --                  3                --
   Miscellaneous ..............................................          17                 10                 2
   Shareholder servicing fees-- Retail class only .............           1                 --                --
   Fees waived by Investment Adviser ..........................        (650)               (56)              (62)
                                                                     ------             ------            ------
      Total expenses ..........................................         295                260                39
                                                                     ------             ------            ------
NET INVESTMENT INCOME .........................................       5,512              1,658               532
                                                                     ------             ------            ------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain/(loss) on investments sold ...............         196                 (1)               --
   Net change in unrealized appreciation on investments .......       2,886                895               591
                                                                     ------             ------            ------
   Net gain on investments ....................................       3,082                894               591
                                                                     ------             ------            ------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................      $8,594             $2,552            $1,123
                                                                     ======             ======            ======

1 THE NATIONAL TAX EXEMPT FUND COMMENCED OPERATIONS ON APRIL 9, 1998.

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS TAX EXEMPT SERIES
STATEMENT OF CHANGES IN NET ASSETS (000)

                                                          OHIO TAX                 PENNSYLVANIA         NATIONAL TAX
                                                         EXEMPT FUND              MUNICIPAL FUND         EXEMPT FUND
                                                 -------------------------- -------------------------- ---------------
                                                        FOR THE YEAR               FOR THE YEAR        FOR THE PERIOD
                                                       ENDED MAY 31,              ENDED MAY 31,        ENDED MAY 31,2
                                                 -------------------------- -------------------------- ---------------
                                                    1998           1997        1998            19971        1998
                                                 ----------     ----------  ----------      ----------   ----------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
   Net investment income ......................    $  5,512     $ 4,198      $ 1,658        $ 1,622     $   532
   Net realized gain/(loss) on investments sold         196           8           (1)            68          --
   Net change in unrealized appreciation of
     investments ..............................       2,886       1,308          895            568         591
                                                   --------     -------      -------        -------     -------
Net increase in net assets resulting
   from operations ............................       8,594       5,514        2,552          2,258       1,123
                                                   --------     -------      -------        -------     -------
Distributions to shareholders:
   Net investment income:
     Institutional ............................      (5,330)     (3,984)      (1,653)        (1,620)       (530)
     Retail ...................................        (180)       (214)          (5)            (3)         --
   Realized capital gains:
     Institutional ............................         (90)         --          (39)          (112)        --
     Retail ...................................          (4)         --           --             --         --
                                                   --------     -------      -------        -------     -------
Total distributions ...........................      (5,604)     (4,198)      (1,697)        (1,735)       (530)
                                                   --------     -------      -------        -------     -------
Share transactions:
   Institutional
     Proceeds from shares issued ..............      36,338      22,999        6,749          5,097       1,962
     Proceeds from Common Fund (note 6) .......      51,852          --           --             --      78,943
     Reinvestment of cash distributions .......         147         111           22              4         --
     Cost of shares redeemed ..................     (17,109)    (15,840)      (5,640)        (7,588)     (1,239)
                                                   --------     -------      -------        -------     -------
        Net Institutional share transactions ..      71,228       7,270        1,131         (2,487)     79,666
                                                   --------     -------      -------        -------     -------
   Retail
     Proceeds from shares issued ..............         940       3,163           66             93         --
     Reinvestment of cash distributions .......         125         137            1              1         --
     Cost of shares redeemed ..................        (752)     (2,740)         (25)           (13)        --
                                                   --------     -------      -------        -------     -------
        Net Retail share transactions .........         313         560           42             81        --
                                                   --------     -------      -------        -------     -------
Increase/(decrease) in net assets from
    share transactions ........................      71,541       7,830        1,173         (2,406)     79,666
                                                   --------     -------      -------        -------     -------
Total increase/(decrease) in net assets .......      74,531       9,146        2,028         (1,883)     80,259
                                                   --------     -------      -------        -------     -------
NET ASSETS:
   Beginning of period ........................      94,901      85,755       36,850         38,733         --
                                                   --------     -------      -------        -------     -------
   End of period ..............................    $169,432     $94,901      $38,878        $36,850     $80,259
                                                   ========     =======      =======        =======     =======

1 ACTIVITY FOR THE YEAR ENDED MAY 31, 1997 INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996.
2  NATIONAL TAX EXEMPT FUND COMMENCED OPERATIONS ON APRIL 9, 1998.

                             See Accompanying Notes

NOTES TO FINANCIAL STATEMENTS
1.  FUND ORGANIZATION
   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series of twenty-three funds each of which is authorized to issue two classes of shares designated as Institutional and Retail Shares. Effective January 1, 1998 the Equity Growth, Equity Income, SmallCap Value, Small Cap Growth, Core Equity, International Equity, Intermediate Bond, Bond and Money Market Funds additionally began offering a third class of shares designated as B shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. In addition, Retail shares are subject to a front-end sales charge, which may be reduced or waived under certain circumstances. B shares are sold with a contingent deferred sales charge which may be reduced or waived under certain circumstances.
   The Trust currently has four Series that consist of the following Funds:
   Money Market Series
Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax Exempt Money Market Fund and Pennsylvania Tax Exempt Money Market Fund;
   Equity Series
International Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, Equity Growth Fund, Core Equity Fund, Equity Income Fund, Equity Index Fund and Tax Managed Equity Fund;
   Tax Exempt Series
Ohio Tax Exempt Fund, Pennsylvania Municipal Fund, and National Tax Exempt Fund;
   Income Series
Total Return Advantage Fund, Intermediate Bond Fund, Enhanced Income Fund, GNMA Fund, Bond Fund, Balanced Allocation Fund and Real Return Advantage Fund.
   As of the date of this report, the Equity Index, Balanced Allocation and Real Return Advantage Funds have not commenced operations.
   FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc. ("Inventor").
   As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Municipal Bond Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $36,673,181, including net unrealized appreciation on investment securities of $344,245, in exchange for shares of Armada Pennsylvania Municipal Fund. The Reorganization was executed as a tax-free reorganization in accordance with Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").
   In accordance with provisions of the Reorganization Agreement, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust recognized approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various funds in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Ohio Tax Exempt, Pennsylvania Municipal and National Tax Exempt Funds (the "Funds") in preparation of their financial statements.

NOTES TO FINANCIAL STATEMENTS

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The Ohio Tax Exempt and the Pennsylvania Municipal Funds each follow an investment policy of investing primarily in municipal obligations of one state. The National Tax Exempt Fund follows an investment policy of investing in municipal obligations of various states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.
   Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.
   PORTFOLIO VALUATION: With respect to each Fund, investment securities are valued at their closing sales price if the principal market is an exchange. Other securities, and temporary cash investments acquired more than 60 days from maturity, are valued at the mean between quoted bid and asked prices. Such valuations are provided by one or more independent pricing services when such valuations are believed to reflect fair market value. When valuing securities, pricing services consider institutional size trading in similar groups of securities and any developments related to specific issues, among other things. Short-term investments with maturities of 60 days or less are generally valued on the basis of amortized cost, unless the Trust's Board of Trustees determines that this does not represent fair value.
   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Expenses common to all of the Funds in the Trust are allocated among them.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to declare dividends daily from net investment income and to pay such dividends no later than five business days after the end of the month. Net investment income of the Funds consists of interest accrued and original issue discount earned, less amortization of any market premium and accrued expenses. Any net realized capital gains will be distributed at least annually.
   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and realized net capital gains exceed amounts reported in the financial statements, such amounts are reported separately.
   At May 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. For the fiscal year ended May 31, 1998, distributions were: Ohio Tax Exempt Fund 98.25% tax exempt income; Pennsylvania Municipal Fund 97.68% tax exempt income,; National Tax Exempt Fund 100% tax exempt income.

NOTES TO FINANCIAL STATEMENTS

   ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses incurred through June 30, 1998 are being amortized on a straight-line basis over a period of five years from the date of commencement of operations. In accordance with AICPA Statement of Position 98-5, Reporting on the Costs of Start-up Activities, any organizational expenses incurred subsequent to June 30, 1998, will be expensed as incurred.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS Fees paid by the Trust pursuant to the Advisory Agreements with National City
Bank, (the "Adviser"), a wholly-owned subsidiary of National City Corporation, are payable monthly based on an annual rate of .55% of each Fund's average daily net assets. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Municipal Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continued to serve under an agreement with National City Bank and was entitled to earn a fee pursuant to such agreement. Effective October 1, 1997, the agreement with the Sub-Adviser terminated and the Adviser assumed full investment management responsibilities. The Adviser may from time to time waive its fees payable by the Funds. For the year ended May 31, 1998, the Adviser has earned and waived the following fees:

                                     EARNED     WAIVED
                                      (000)      (000)
                                   ----------   -------
Ohio Tax Exempt Fund.............    $650        $650
Pennsylvania Municipal Fund......     206          56
National Tax Exempt Fund.........      62          62

   The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Retail shares in the Pennsylvania Municipal and Ohio Tax Exempt Funds, and in the future may implement the Services Plan with respect to the Retail shares of the National Tax Exempt Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .10% on an annualized basis of the net asset value of the Retail shares of the Funds. For the year ended May 31, 1998, fees paid by the Pennsylvania Municipal and Ohio Tax Exempt Funds under the Services Plan to NatCity Investments, Inc., a wholly-owned subsidiary of National City Corporation, amounted to $86 and $1,299, respectively.
   National City Bank also serves as the Funds' Custodian. For the year ended May 31, 1998, National City Bank earned custodian fees totaling $24,000, $8,000 and $2,000 for the Ohio Tax Exempt, Pennsylvania Municipal, and National Tax Exempt Funds, respectively.
   The Trust and SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company ("SEI" or "Distributor") are parties to a distribution agreement dated May 1, 1998. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS

   440 Financial Distributors, Inc., ("440"), a wholly-owned subsidiary of The Shareholder Services Group, Inc., and an indirect wholly-owned subsidiary of First Data Corp., served as the Trust's distributor until March 7, 1997. Each Fund reimbursed 440 for direct and indirect expenses incurred in performing distribution services, up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual fee of $250,000, which was allocated among the investment funds for which 440 was distributing shares.
   SEI served as distributor to the Pennsylvania Municipal Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived Fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.
   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board Meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an annual fee of $20,000 and an additional $5,000 per annum for services in such capacity. Such fees are paid for services rendered to all of the investment funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.
   Expenses for the year ended May 31, 1998, include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.
   The Trust and SEI Fund Resources (the "Administrator") are parties to an Administration Agreement dated May 1, 1998, under which the Administrator provides administrative services for an annual fee of .07% of the aggregate average daily net assets of the Portfolios up to the first eighteen billion and
 .06% of the aggregate average daily net assets of the Portfolios over eighteen billion. Prior to May 2, 1998, PFPC Inc. ("PFPC") served as Administrator and Accounting Agent to the Trust. As compensation for services performed, each Fund paid PFPC an asset-based fee plus reimbursement of reasonable out-of-pocket expenses.

4. PURCHASES AND SALES OF SECURITIES
   During the year ended May 31, 1998, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                    PURCHASES    SALES
                                   ----------   -------
Ohio Tax Exempt Fund.......   $41,096,127   $17,030,073
Pennsylvania
   Municipal Fund..........     7,832,286     7,494,545
National Tax
   Exempt Fund.............             0             0
   There were no purchases or sales of U.S. government securities during the period for any of the Funds.

5.  SHARES OF BENEFICIAL INTEREST
   The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares or series of shares. Transactions in capital shares are summarized below for the Funds.

NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR OR PERIOD ENDED MAY 31, 1998 (000)
                                                  ------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS                  RETAIL CLASS
                                                  -------------------------------    -------------------------------
                                                      SHARES            VALUE            SHARES            VALUE
                                                  --------------   --------------    --------------   --------------
OHIO TAX EXEMPT FUND
Shares sold ...................................        3,295          $ 36,338              94           $   940
Shares sold from Common Fund (note 6) .........        4,684            51,852              --                --
Shares reinvested .............................           13               147              11               125
Shares repurchased ............................       (1,545)          (17,109)            (68)             (752)
                                                      ------          --------           -----           -------
Net increase ..................................        6,447          $ 71,228              37           $   313
                                                      ======          ========           =====           =======
PENNSYLVANIA MUNICIPAL FUND
Shares sold ...................................          649          $  6,749               6           $    66
Shares reinvested .............................            2                22              --                 1
Shares repurchased ............................         (542)           (5,640)             (2)              (25)
                                                      ------          --------           -----           -------
Net increase ..................................          109          $  1,131               4           $    42
                                                      ======          ========           =====           =======
NATIONAL TAX EXEMPT FUND*
Shares sold ...................................          234          $  1,962              --                --
Shares sold from Common Fund (note 6) .........        7,894            78,943              --                --
Shares reinvested .............................           --                --              --                --
Shares repurchased ............................         (124)           (1,239)             --                --
                                                      ------          --------           -----           -------
Net increase ..................................        8,004          $ 79,666              --                --
                                                      ======          ========           =====           =======

-----------------
*THE NATIONAL TAX EXEMPT FUND COMMENCED OPERATIONS ON APRIL 9, 1998.

                                                                     FOR THE YEAR ENDED MAY 31, 1997 (000)
                                                  ------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS                  RETAIL CLASS
                                                  -------------------------------   --------------------------------
                                                      SHARES            VALUE           SHARES             VALUE
                                                  --------------   --------------   --------------    --------------
OHIO TAX EXEMPT FUND
Shares sold ...................................        2,121          $  22,999           298          $    3,163
Shares reinvested .............................           10                111            13                 137
Shares repurchased ............................       (1,469)           (15,840)         (254)             (2,740)
                                                     -------          ---------       -------          ----------
Net increase ..................................          662          $   7,270            57          $      560
                                                     =======          =========       =======          ==========
PENNSYLVANIA MUNICIPAL FUND
Shares sold ...................................          501          $   5,097             9          $       93
Shares reinvested .............................           --                  4            --                   1
Shares repurchased ............................         (745)            (7,588)           (1)                (13)
                                                     -------          ---------       -------          ----------
Net decrease/(decrease) .......................         (244)         $  (2,487)            8          $       81
                                                     =======          =========       =======          ==========

NOTES TO FINANCIAL STATEMENTS

6.  COMMON TRUST FUND CONVERSION
   On March 6, 1998, the National City Ohio Tax Exempt Fund of the Adviser was converted into the Ohio Tax Exempt Fund. The assets which consisted of securities and related receivables, were converted on a tax-free basis. At the time of conversion, 4,684,047 of Institutional Class shares of the Ohio Tax Exempt Fund were issued. The net assets of the Common Fund immediately before the conversion were $51,852,399 which included unrealized appreciation of $2,009,105.
   On April 9, 1998, the National City Personal Trust Tax Exempt Fund of the Adviser was converted into the National Tax Exempt Fund. The assets, which consisted of securities and related receivables, were converted on a tax-free basis. At the time of conversion, 7,894,277 of Institutional Class shares of the National Tax Exempt Fund were issued. The net assets of the Common Fund immediately before the conversion were $78,942,768 which included unrealized appreciation of $1,718,900.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Armada Funds

   We have audited the accompanying statements of net assets of the Armada Ohio Tax Exempt Fund, Armada Pennsylvania Municipal Fund, and Armada National Tax Exempt Fund (the "Funds") as of May 31, 1998, and the related statements of operations and statements of changes in net assets for the periods presented therein. We have also audited the financial highlights for each of the periods presented herein for the Armada Ohio Tax Exempt Fund and the Armada National Tax Exempt Fund, and for the years ended May 31, 1998 and May 31, 1997, presented herein for the Armada Pennsylvania Municipal Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended April 30, 1995 through May 31, 1996 for the Armada Pennsylvania Municipal Fund were audited by other auditors whose report dated July 26, 1996 expressed an unqualified opinion on those financial highlights.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian, as of May 31, 1998, and confirmation of securities not held by the custodian, by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the 1998 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at May 31, 1998, and the results of their operations and changes in their net assets for the periods presented herein and for the Armada Ohio Tax Exempt Fund and Armada National Tax Exempt Fund, the financial highlights for each of the periods presented herein, and for the Armada Pennsylvania Municipal Fund, the financial highlights for the years ended May 31, 1998 and May 31, 1997, presented herein, in conformity with generally accepted accounting principles.


                                                                   /S/ SIGNATURE
                                                               ERNST & YOUNG LLP
Philadelphia, Pennsylvania
July 20, 1998

                                      NOTES

                                      NOTES

ARMADA FUNDS


BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Zurn Industries, Inc.

HERBERT R. MARTENS, JR.
PRESIDENT
Executive Vice President, National City Corporation
Chairman, President and Chief Executive
      Officer, NatCity Investments,Inc.

LEIGH CARTER
Retired President and Chief Operating
      Officer, B.F. Goodrich Company
Director:
Kirtland Capital Corporation
Morrison Products

JOHN F. DURKOTT
President and Chief Operating Officer,
      Kittle's Home Furnishings Center, Inc.

ROBERT J. FARLING
Retired Chairman, President and
      Chief Executive Officer, Centerior Energy
Director:
Republic Engineered Steels

RICHARD W. FURST, DEAN
Professor of Finance and Dean
      Carol Martin Gatton College of Business
      and Economics, University of Kentucky
Director:
Foam Design, Inc.
The Seed Corporation

GERALD L. GHERLEIN
Executive Vice President and General
      Counsel, Eaton Corporation
Trustee:
WVIZ Educational Television

J. WILLIAM PULLEN
President and Chief Executive Officer,
      Whayne Supply Company

[ARMADA FUNDS LOGO OMITTED]
Oaks, Pennsylvania 19456


INVESTMENT ADVISER

AFFILIATE OF
NATIONAL CITY
CORPORATION

National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114




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